Commitments, Contingent Liabilities and Other (Schedule of Aggregate Amounts of Year-by-Year Payment of Purchase Commitments) (Detail) ¥ in Millions	Mar. 31, 2018 JPY (¥)
Unrecorded Unconditional Purchase Obligation, Fiscal Year Maturity [Abstract]
2019	¥ 211,713
2020	85,755
2021	25,249
2022	17,212
2023	12,014
Later fiscal years	16,048
Total	¥ 367,991